PFS FUNDS

On Behalf of its Series,

Christopher Weil & Company Core Investment Fund

EXPLANATORY NOTE

     The sole purpose of this filing is to submit an interactive data file for the Christopher Weil & Company Core Investment Fund. The interactive data file included as an exhibit to this filing relates to a supplement to the prospectus which was filed with the Securities and Exchange Commission on November 5, 2020 (SEC Accession No. 0001413042-20-000639).

PFS FUNDS
EXHIBIT INDEX

Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB 101.PRE	XBRL Taxonomy Extension Labels Linkbase
XBRL Taxonomy Extension Presentation Linkbase